Other Long-Term Assets - Debt Offering Costs (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred offering costs, IPO	$ 0	$ 1,839	$ 0
Deferred offering costs, credit facility	$ 473	$ 630	$ 0